Summary of Significant Accounting Policies (Schedule Of Securities Excluded From Dilutive Per Share Computation) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock options [Member]
Summary of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants			2,294,714	747,164
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants	13,888,262	15,325,943	14,679,971	16,452,368